Provision for de-characterization of dam structures and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of provision for effects in income statements

Year ended December 31,	Reference	2025	2024	2023
De-characterization of upstream geotechnical structures	14(a)	(185)	(206)	153
Obligation for asset decommissioning	14(b)	173	(16)	5
Environmental obligations	14(b)	25	50	71
Total		13	(172)	229

Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

	Notes	De-characterization of upstream geotechnical structures (i)	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2024		2,213	3,106	444	5,763
Changes in estimates - amounts for closed plants charged to the income statement		(185)	173	25	13
Changes in estimates – capitalized value for operational plants		–	170	44	214
Disbursements		(378)	(218)	(115)	(711)
Monetary and present value adjustments		171	134	22	327
Transfer to assets held for sale	31(a)	–	(2)	(22)	(24)
Translation adjustments		276	258	46	580
Balance as of December 31, 2025		2,097	3,621	444	6,162

(i) The cash flow for de-characterization projects are estimated for a period up to 13 years and were discounted to present value at an annual rate in real terms, which increased from 7.36% to 7.77%.

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate	Cash flow maturity
December 31,	2025	2024	2025	2024	2025	2024
Liability by geographical area
Brazil	2,299	1,784	7.17%	7.38%	2163	2132
Canada	1,487	1,520	1.81%	1.44%	2152	2152
Oman	153	142	3.48%	3.66%	2035	2035
Other regions	126	104	2.75%	2.77%	-	-
	4,065	3,550
Operating plants	2,961	2,509
Closed plants	1,104	1,041
	4,065	3,550